Profit sharing and rebates (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Profit Sharing and Rebates

	2019	2018	2017
Surplus interest bonuses	2	2	2

Profit appropriated to policyholders	15	21	21
Total	17	23	23